Fair Value Measurements - Additional Information (Detail) (Interest Rate Swap Contracts [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Weighted average remaining terms	4 years 3 months 18 days	5 years 10 months 24 days
Minimum [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Notional amount	$ 10,000
Fixed interest rate	1.25%	3.84%
Maximum [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Notional amount	$ 50,000
Fixed interest rate	1.44%	5.10%